VOYA INVESTORS TRUST

VY® JPMorgan Emerging Markets Equity Portfolio

(“Portfolio”)

Supplement dated August 20, 2015

to the Portfolio’s Adviser Class, Institutional Class, Service Class, and

Service 2 Class shares Prospectus and Statement of Additional Information,

each dated May 1, 2015

Effective August 3, 2015, Richard Titherington was removed as a portfolio manager for the Portfolio. Effective immediately, the Portfolio’s Prospectus and Statement of Additional Information are hereby revised to remove all references to Richard Titherington as a portfolio manager for the Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE